JOINT VENTURES AND ASSOCIATES (Tables)	3 Months Ended
Sep. 30, 2025
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and associates

	09/30/2025	06/30/2025
Assets
Synertech Industrias S.A.	39,389,432	39,334,762
Alfalfa Technologies S.R.L.	36,502	36,502
	39,425,934	39,371,264

	09/30/2025	06/30/2025
Liabilities
Trigall Genetics S.A.	765,576	1,007,678
	765,576	1,007,678

Schedule of changes in joint ventures

	09/30/2025	09/30/2024
As of the beginning of the period	38,363,586	39,489,898
Share of profit or loss	296,772	(586,318)
As of the end of the period	38,660,358	38,903,580

Schedule of share of profit or loss of joint ventures and associates

	09/30/2025	09/30/2024
Trigall Genetics S.A.	242,102	(778,198)
Synertech Industrias S.A.	54,670	191,880
	296,772	(586,318)